Summary of Significant Accounting Policies - Estimated Useful Lives of Definite Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Non Competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	3 years
Supplier Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	4 years
Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	3 years
Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite lived intangible assets useful life, years	5 years